Restructuring - Roll forward (Details) - Severance and Employee Benefit Costs $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Restructuring
Balance at Beginning of period	$ 328
Accrual adjustments	(33)
Cash payments	(16)
Foreign currency translation	8
Balance at End of period	$ 287